Note 21 - Leases (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Rent Expense, Net	$ 187,000	$ 217,000	$ 357,000